INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Average effective tax rate	23.90%	187.30%
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 527.0	$ 593.6